Fair Value Measurements and Hedging (Details Narrative) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2023 AUD ($)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Losses from the de-designated interest rate swaps	$ (1,861)	$ (3,539)	$ (0)
Gain (Loss) on Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	103	0	$ 0
Restricted cash, current	11,218	32,248
Derivative [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Restricted cash, current	732	13,496
Six Foreign Currency Forward Contracts [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative, Notional Amount					$ 8,040,000
Foreign Currency Cash Flow Hedge Asset at Fair Value		267
Gain (Loss) on Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	103
De-designated Interest Rate Swaps [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Losses from the de-designated interest rate swaps	1,964	$ 3,539
Forecast [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gain from interest rate swaps				$ 2,093
SEB [Member] | Current Notional [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative, Notional Amount	$ 38,494